Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.02%
FAR EAST — 71.74%
China — 32.11%
AIA Group Ltd.	1,668,761	$20,242,107
Aier Eye Hospital Group Co. Ltd. - A	1,293,000	11,687,300
Airtac International Group	433,992	15,286,229
Alibaba Group Holding Ltd. *	1,072,793	30,359,072
Alibaba Group Holding Ltd. - SP ADR 1,*	259,486	58,833,261
Baidu, Inc. - SP ADR 1,*	147,869	32,168,901
BeiGene Ltd. - ADR 1,*	34,107	11,871,965
China Mengniu Dairy Co. Ltd. *	3,150,474	18,033,739
China Tourism Group Duty Free Corp. Ltd. - A	437,341	20,421,256
Contemporary Amperex Technology Co. Ltd. - A	463,695	22,790,026
Country Garden Services Holdings Co. Ltd.	2,334,901	23,667,074
East Money Information Co. Ltd. - A	4,399,525	18,296,118
Galaxy Entertainment Group Ltd. *	2,011,001	18,107,571
GDS Holdings Ltd. - ADR 1,*	152,207	12,342,466
Haidilao International Holding Ltd. [2]	1,298,916	8,880,434
Hong Kong Exchanges & Clearing Ltd.	193,016	11,356,365
Huazhu Group Ltd. - ADR 1,*	340,925	18,716,782
KE Holdings, Inc. 1,*	240,625	13,710,812
Kweichow Moutai Co. Ltd. - A	132,132	40,496,291
Li Ning Co. Ltd.	2,327,086	15,116,585
Meituan - B *	737,364	28,283,910
NetEase, Inc.	903,658	18,389,099
Ping An Insurance Group Co. of China Ltd. - H	1,740,001	20,714,564
Shenzhen Inovance Technology Co. Ltd. - A	1,630,836	21,274,262
Silergy Corp.	91,321	7,377,244
Techtronic Industries Co. Ltd.	1,620,924	27,730,913
Tencent Holdings Ltd.	2,178,674	170,951,125
Tencent Music Entertainment Group - ADR 1,*	345,494	7,079,172
Wuxi Biologics Cayman, Inc. *	1,746,095	21,865,212
Zai Lab Ltd. - ADR 1,*	80,467	10,736,712
		756,786,567
India — 14.09%
Apollo Hospitals Enterprise Ltd.	727,753	28,892,134
Asian Paints Ltd.	671,638	23,309,080
Azure Power Global Ltd. 1,*	259,899	7,066,654
HDFC Bank Ltd. - ADR 1,*	592,882	46,061,002
HDFC Life Insurance Co. Ltd. *	1,936,736	18,441,888
	Shares, Principal Amount, or Number of Contracts	Value
Hindustan Unilever Ltd.	424,630	$14,121,664
Housing Development Finance Corp. Ltd.	709,499	24,241,671
ICICI Bank Ltd. - SP ADR 1,*	2,282,332	36,585,782
IndiaMart InterMesh Ltd. [2]	113,103	11,970,188
Indraprastha Gas Ltd.	2,119,382	14,851,726
Reliance Industries Ltd.	1,399,455	38,340,918
SBI Cards & Payment Services Ltd.	1,485,263	18,856,855
Tata Consultancy Services Ltd.	747,970	32,510,116
Titan Co. Ltd.	788,877	16,810,926
		332,060,604
South Korea — 11.37%
Kakao Corp.	47,813	21,038,988
KB Financial Group, Inc.	608,978	30,240,392
Kia Motors Corp.	175,824	12,879,001
LG Chem Ltd.	21,846	15,538,794
LG Household & Health Care Ltd.	8,799	12,206,256
Macquarie Korea Infrastructure Fund	1,000,206	10,295,913
NAVER Corp.	56,340	18,767,555
Samsung Electronics Co. Ltd.	1,936,146	139,255,387
Shinsegae, Inc.	31,460	7,811,142
		268,033,428
Taiwan — 10.56%
Chailease Holding Co. Ltd.	1,883,000	13,000,771
Delta Electronics, Inc.	2,439,608	24,624,368
Hon Hai Precision Industry Co. Ltd.	4,274,964	18,578,332
MediaTek, Inc.	734,178	24,933,182
Merida Industry Co. Ltd.	580,807	7,104,113
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,226,092	145,022,162
TXC Corp.	4,344,443	15,606,680
		248,869,608
Indonesia — 1.19%
Bank Central Asia Tbk PT	13,080,460	27,984,530
Japan — 1.02%
FANUC Corp.	101,884	24,094,220
Malaysia — 0.77%
Lynas Rare Earths Ltd. *	3,905,487	18,302,766
Singapore — 0.63%
Sea Ltd. - ADR 1,*	66,296	14,799,256
Total FAR EAST (Cost $1,122,221,157)		1,690,930,979
EUROPE — 8.94%
Russia — 2.91%
LUKOIL PJSC - SP ADR [1]	311,238	25,166,705

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Polyus PJSC [1]	50,735	$9,395,065
Sberbank of Russia PJSC - SP ADR [1]	2,215,514	34,129,993
		68,691,763
Netherlands — 1.73%
ASML Holding NV	67,087	40,673,903
Germany — 1.40%
Infineon Technologies AG	778,344	33,000,983
France — 1.16%
L'Oreal SA	71,525	27,411,124
Hungary — 0.99%
OTP Bank NYRT *	545,387	23,311,869
Switzerland — 0.75%
Dufry AG *	260,542	17,741,610
Total EUROPE (Cost $178,351,833)		210,831,252
NORTH AMERICA — 8.70%
United States — 6.33%
EPAM System, Inc. *	97,598	38,716,151
Micron Technology, Inc. *	359,455	31,707,525
NIKE, Inc. - B	155,741	20,696,421
Ozon Holdings PLC - ADR *	377,540	21,168,668
Visa, Inc. - A	174,238	36,891,412
		149,180,177
Mexico — 1.43%
Cemex SAB de CV - SP ADR 1,*	980,194	6,831,952
Grupo Financiero Banorte SAB de CV - O *	4,787,565	26,995,126
		33,827,078
Canada — 0.94%
Pan American Silver Corp. [1]	734,710	22,063,341
Total NORTH AMERICA (Cost $189,693,634)		205,070,596
SOUTH AMERICA — 5.38%
Brazil — 4.50%
Banco BTG Pactual SA *	990,606	17,036,174
Hapvida Participacoes e Investimentos SA [2]	3,379,900	8,917,150
Pagseguro Digital Ltd. - A 1,*	337,481	15,625,370
Petro Rio SA *	735,595	11,964,454
Raia Drogasil SA	3,374,042	15,081,928
Vale SA - SP ADR [1]	1,558,357	27,084,245
WEG SA	777,963	10,350,910
		106,060,231
Argentina — 0.61%
MercadoLibre, Inc. 1,*	9,736	14,332,755
	Shares, Principal Amount, or Number of Contracts	Value
Uruguay — 0.27%
Globant SA 1,*	31,559	$6,551,964
Total SOUTH AMERICA (Cost $118,631,896)		126,944,950
AFRICA — 1.26%
South Africa — 0.85%
Capitec Bank Holdings Ltd. *	82,931	7,977,558
Impala Platinum Holdings Ltd.	645,394	11,969,085
		19,946,643
Egypt — 0.41%
Commercial International Bank Egypt SAE	2,639,116	9,701,805
Total AFRICA (Cost $26,438,491)		29,648,448
Total COMMON STOCKS (Cost $1,635,337,011)		2,263,426,225
SHORT TERM INVESTMENTS — 4.75%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[3] (Cost $111,890,645)	111,890,645	111,890,645

TOTAL INVESTMENTS (Cost $1,747,227,656)	100.77%	$2,375,316,870
Liabilities in Excess of Other Assets	(0.77)%	(18,218,894)
Net Assets	100.00%	$2,357,097,976

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $29,767,772, which represents 1% of Net Assets.
[3]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.02%
FAR EAST — 74.44%
China — 24.24%
Airtac International Group	33,000	$1,162,338
Akeso, Inc. *	71,000	448,425
Aluminum Corp. of China Ltd. - H *	1,822,000	749,977
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A	16,800	484,394
Daqo New Energy Corp. - ADR 1,*	9,329	704,339
Estun Automation Co. Ltd. - A *	293,252	1,158,245
GDS Holdings Ltd. - ADR 1,*	8,802	713,754
Gotion High-tech Co. Ltd. - A *	188,400	1,035,553
Hygeia Healthcare Holdings Co. Ltd. 2,*	153,200	1,112,430
Innovent Biologics, Inc. 2,*	102,500	1,039,622
Jiangsu Hengli Hydraulic Co. Ltd. - A	53,421	728,987
Jiumaojiu International Holdings Ltd. 2,*	313,000	1,252,145
Kingdee International Software Group Co. Ltd. *	371,000	1,150,114
KWG Living Group Holdings Ltd. *	660,000	670,689
Lee & Man Paper Manufacturing Ltd.	499,000	458,941
Li Ning Co. Ltd.	86,549	562,216
Ming Yang Smart Energy Group Ltd. - A	182,906	486,912
Niu Technologies - SP ADR 1,*	19,531	715,811
Pharmaron Beijing Co. Ltd. - H [2]	64,600	1,220,687
Proya Cosmetics Co. Ltd. - A	26,300	639,345
Silergy Corp.	16,000	1,292,538
Sunac Services Holdings Ltd. 2,*	349,000	1,099,870
XD, Inc. *	122,600	741,205
Xiabuxiabu Catering Management China Holdings Co. Ltd. 2,*	344,000	696,487
Xinyi Energy Holdings Ltd.	1,858,000	903,415
Yantai Jereh Oilfield Services Group Co. Ltd. - A	75,900	404,684
Zhou Hei Ya International Holdings Co. Ltd. *	773,000	809,382
Zoomlion Heavy Industry Science and Technology Co. Ltd. - H	471,800	673,645
		23,116,150
India — 18.62%
Affle India Ltd. *	5,868	438,035
Amber Enterprises India Ltd.	28,459	1,290,671
Apollo Hospitals Enterprise Ltd.	11,781	467,711
	Shares, Principal Amount, or Number of Contracts	Value
Ashok Leyland Ltd.	641,387	$995,674
AU Small Finance Bank Ltd. 2,*	73,028	1,226,410
Azure Power Global Ltd. 1,*	24,803	674,394
Burger King India Ltd. *	256,553	451,076
Crompton Greaves Consumer Electricals Ltd.	185,593	996,328
Dixon Technologies India Ltd. *	23,975	1,204,148
Dr Lal PathLabs Ltd. [2]	13,591	503,209
Godrej Properties Ltd. *	50,168	965,261
Gujarat Gas Ltd.	62,853	472,340
IndiaMart InterMesh Ltd. [2]	4,340	459,321
Indigo Paints Ltd. *	14,562	477,179
Indraprastha Gas Ltd.	188,586	1,321,530
Info Edge India Ltd. *	14,310	837,800
JK Cement Ltd. *	33,532	1,328,760
Jubilant Foodworks Ltd.	12,648	503,567
Max Healthcare Institute Ltd. *	296,241	833,654
Mindtree Ltd.	19,850	565,768
SRF Ltd.	6,681	494,429
Supreme Industries Ltd.	28,044	783,512
Syngene International Ltd. 2,*	62,704	466,075
		17,756,852
Taiwan — 13.86%
Accton Technology Corp.	85,000	822,206
Advanced Ceramic X Corp.	29,000	580,346
Alchip Technologies Ltd.	45,000	1,419,409
Andes Technology Corp.	33,000	668,489
ASPEED Technology, Inc.	7,000	423,194
Chroma ATE, Inc.	131,000	865,437
Eclat Textile Co. Ltd.	71,000	1,194,407
Macronix International	340,643	529,475
Makalot Industrial Co. Ltd.	134,000	1,157,642
Nien Made Enterprise Co. Ltd.	72,000	1,004,311
Realtek Semiconductor Corp.	53,000	917,604
Sinbon Electronics Co. Ltd.	154,000	1,424,876
Voltronic Power Technology Corp.	25,550	989,477
Win Semiconductors Corp.	89,000	1,219,605
		13,216,478
South Korea — 7.79%
Doosan Fuel Cell Co. Ltd. *	16,841	763,369
LEENO Industrial, Inc.	7,588	1,049,280
NHN KCP Corp. *	11,774	521,215
NICE Information Service Co. Ltd.	25,098	562,169
Park Systems Corp.	8,657	1,024,995
Tesna, Inc.	10,777	449,934
Tokai Carbon Korea Co. Ltd.	8,128	1,346,587
WONIK IPS Co. Ltd.	37,389	1,707,984
		7,425,533

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Vietnam — 4.58%
Asia Commercial Bank JSC *	955,000	$1,419,525
FPT Corp.	478,754	1,805,551
Military Commercial Joint Stock Bank *	934,735	1,140,316
		4,365,392
Kazakhstan — 2.70%
Kaspi.KZ JSC [1,2]	14,595	1,036,975
NAC Kazatomprom JSC - GDR [1]	62,697	1,542,346
		2,579,321
Thailand — 1.46%
Chularat Hospital PCL - NVDR	7,618,000	711,826
Sri Trang Gloves Thailand PCL - NVDR	520,600	683,027
		1,394,853
Malaysia — 0.67%
Lynas Rare Earths Ltd. *	136,297	638,745
Indonesia — 0.52%
Merdeka Copper Gold Tbk PT *	3,356,400	496,817
Total FAR EAST (Cost $55,980,191)		70,990,141
SOUTH AMERICA — 7.12%
Brazil — 6.60%
Banco Inter SA *	24,900	691,528
Enjoei.com.br Atividades de Internet SA *	363,400	677,906
Locaweb Servicos de Internet SA 2,*	274,800	1,118,016
LOG Commercial Properties e Participacoes SA	78,800	403,754
Meliuz SA *	174,600	763,089
Orizon Valorizacao de Residuos SA *	248,500	932,871
Pet Center Comercio e Participacoes SA *	135,300	475,707
TOTVS SA	136,900	705,338
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	84,400	524,815
		6,293,024
Uruguay — 0.52%
Globant SA 1,*	2,377	493,489
Total SOUTH AMERICA (Cost $6,392,582)		6,786,513
EUROPE — 6.71%
United Kingdom — 2.63%
Ceres Power Holdings PLC *	69,277	1,199,547
	Shares, Principal Amount, or Number of Contracts	Value
TCS Group Holding PLC - GDR REG S [1]	22,617	$1,311,786
		2,511,333
Russia — 2.07%
Detsky Mir PJSC [1]	511,526	966,171
RusHydro PJSC [1]	93,529,457	1,008,505
		1,974,676
Switzerland — 1.32%
Ferrexpo PLC	243,018	1,255,002
Poland — 0.69%
Dino Polska SA 2,*	10,032	661,540
Total EUROPE (Cost $4,806,516)		6,402,551
NORTH AMERICA — 4.24%
Mexico — 1.81%
Grupo Aeroportuario del Sureste SAB de CV - ADR 1,*	2,968	527,681
Qualitas Controladora SAB de CV	217,300	1,194,966
		1,722,647
Canada — 1.46%
Ballard Power Systems, Inc. 1,*	39,073	951,037
MAG Silver Corp. 1,*	29,548	443,515
		1,394,552
United States — 0.97%
Parade Technologies Ltd.	21,455	921,122
Total NORTH AMERICA (Cost $3,175,896)		4,038,321
AFRICA — 0.51%
South Africa — 0.51%
Impala Platinum Holdings Ltd.	26,230	486,446
Total AFRICA (Cost $302,965)		486,446
Total COMMON STOCKS (Cost $70,658,150)		88,703,972
PREFERRED STOCKS — 2.28%
SOUTH AMERICA — 2.28%
Brazil — 2.28%
Azul SA - ADR 1,*	23,898	482,501
Bradespar SA, 8.11%[3]	58,600	713,676
Metalurgica Gerdau SA, 0.02%[3]	409,400	978,286
		2,174,463
Total SOUTH AMERICA (Cost $1,464,141)		2,174,463
Total PREFERRED STOCKS (Cost $1,464,141)		2,174,463

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.67%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[4] (Cost $4,455,093)	4,455,093	$4,455,093

TOTAL INVESTMENTS (Cost $76,577,384)	99.97%	$95,333,528
Other Assets In Excess of Liabilities	0.03%	26,903
Net Assets	100.00%	$95,360,431

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $11,892,787, which represents 12% of Net Assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 13.29%
Brazil — 1.19%
Brazilian Government International Bond 4.63%, 1/13/28[1]	500,000	$528,010
Brazilian Government International Bond 4.50%, 5/30/29[1]	200,000	205,510
		733,520
China — 4.23%
China Government Bond 3.20%, 3/16/24[2]	1,200,000	184,947
China Government Bond 3.54%, 8/16/28[2]	2,500,000	390,880
China Government Bond 2.68%, 5/21/30[2]	7,000,000	1,020,276
China Government Bond 3.27%, 11/19/30[2]	6,500,000	998,424
		2,594,527
Egypt — 1.20%
Egypt Government Bond 17.00%, 4/3/22[2]	6,500,000	427,897
Egypt Government International Bond 6.59%, 2/21/28[1]	300,000	308,481
		736,378
Indonesia — 1.45%
Indonesia Treasury Bond 8.37%, 9/15/26[2]	3,400,000,000	259,325
Indonesia Treasury Bond 7.00%, 9/15/30[2]	9,000,000,000	628,692
		888,017
Malaysia — 0.57%
Malaysia Government Bond 3.89%, 8/15/29[2]	1,400,000	351,971
Mexico — 1.97%
Banco Mercantil del Norte SA 8.37%, 10/14/30[1,3,4]	300,000	349,461
Mexico Government International Bond 4.50%, 4/22/29[1]	260,000	288,046
Petroleos Mexicanos 6.50%, 3/13/27[1]	550,000	574,750
		1,212,257
Nigeria — 0.50%
Nigeria Government International Bond 7.14%, 2/23/30[1]	300,000	306,797
Saudi Arabia — 0.65%
Saudi Government International Bond 2.75%, 2/3/32[1]	400,000	401,004
	Shares, Principal Amount, or Number of Contracts	Value
South Africa — 0.70%
Republic of South Africa Government Bond 8.50%, 1/31/37[2]	7,900,000	$427,214
Turkey — 0.44%
Turkey Government International Bond 5.95%, 1/15/31[1]	300,000	271,590
United Arab Emirates — 0.39%
Abu Dhabi Government International Bond 1.70%, 3/2/31[1]	250,000	237,500
Total SOVEREIGN BONDS (Cost $8,009,546)		8,160,775
COMMON STOCKS — 82.07%
Argentina — 0.63%
MercadoLibre, Inc.1,5,*	263	387,173
Brazil — 2.89%
Iguatemi Empresa de Shopping Centers SA	63,384	422,961
LOG Commercial Properties e Participacoes SA	108,578	556,330
Magazine Luiza SA	40	143
Pagseguro Digital Ltd. - A1,5,*	9,299	430,544
WEG SA	27,308	363,337
		1,773,315
Canada — 1.08%
Ballard Power Systems, Inc.1,5,*	7,599	184,960
Pan American Silver Corp.[1,5]	15,901	477,507
		662,467
China — 26.82%
AIA Group Ltd.	23,856	289,374
Akeso, Inc.*	56,047	353,984
Alibaba Group Holding Ltd.*	22,423	634,551
Alibaba Group Holding Ltd. - SP ADR1,5,*	3,021	684,951
Alibaba Health Information Technology Ltd.*	58,000	164,135
Baidu, Inc. - SP ADR1,5,*	2,246	488,617
Bilibili, Inc. - SP ADR1,5,*	3,459	370,321
Burning Rock Biotech Ltd. - ADR1,5,*	8,017	215,818
China Merchants Bank Co. Ltd. - H	37,700	287,814
China Resources Beer Holdings Co. Ltd.	75,810	594,361
CIFI Holdings Group Co. Ltd.	344,000	333,641
Contemporary Amperex Technology Co. Ltd. - A	6,955	341,829
East Money Information Co. Ltd. - A	137,769	572,934

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Galaxy Entertainment Group Ltd.*	79,299	$714,029
Hong Kong Exchanges & Clearing Ltd.	4,841	284,827
Huazhu Group Ltd. - ADR1,5,*	5,736	314,906
Industrial & Commercial Bank of China Ltd. - H	977,070	701,310
JD Health International, Inc.*	172	2,467
JD.com, Inc. - ADR1,5,*	3,576	301,564
KE Holdings, Inc.1,5,*	12,532	714,073
Kingdee International Software Group Co. Ltd.*	97,359	301,817
Kweichow Moutai Co. Ltd. - A	1,000	306,484
Li Ning Co. Ltd.	66,684	433,174
Meituan - B*	14,420	553,124
NIO, Inc. - ADR1,5,*	8,782	342,322
Tencent Holdings Ltd.	40,961	3,214,032
Tencent Music Entertainment Group - ADR1,5,*	21,451	439,531
Will Semiconductor Co. Ltd. Shanghai - A	14,600	571,794
Wuxi Biologics Cayman, Inc.*	42,186	528,268
XD, Inc.*	34,702	209,798
Xinyi Solar Holdings Ltd.	164,189	269,914
Zai Lab Ltd. - ADR1,5,*	1,664	222,028
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	8,047	352,276
Zhou Hei Ya International Holdings Co. Ltd.*	337,923	353,828
		16,463,896
France — 1.40%
L'Oreal SA	2,236	856,921
India — 10.03%
Apollo Hospitals Enterprise Ltd.	7,102	281,953
Asian Paints Ltd.	8,053	279,478
Azure Power Global Ltd.1,5,*	13,470	366,249
HDFC Bank Ltd. - ADR1,5,*	9,704	753,904
HDFC Life Insurance Co. Ltd.*	29,849	284,227
Hindustan Unilever Ltd.	8,576	285,207
Housing Development Finance Corp. Ltd.	10,109	345,397
ICICI Bank Ltd. - SP ADR1,5,*	45,220	724,877
Indraprastha Gas Ltd.	54,398	381,198
Power Grid Corp. of India Ltd.	125,867	371,246
Reliance Industries Ltd.	32,089	879,143
SBI Cards & Payment Services Ltd.	46,590	591,505
Tech Mahindra Ltd.	45,146	612,197
		6,156,581
Indonesia — 0.58%
Bank Central Asia Tbk PT	167,449	358,243
	Shares, Principal Amount, or Number of Contracts	Value
Japan — 1.07%
FANUC Corp.	1,518	$358,987
Tokyo Electron Ltd.	700	295,805
		654,792
Kazakhstan — 1.72%
Kaspi.KZ JSC[1,6]	6,419	456,070
NAC Kazatomprom JSC - GDR[1]	24,309	598,001
		1,054,071
Mexico — 1.72%
Cemex SAB de CV - SP ADR1,5,*	48,075	335,083
Grupo Financiero Banorte SAB de CV - O*	90,877	512,418
Wal-Mart de Mexico SAB de CV	64,835	204,755
		1,052,256
Netherlands — 0.87%
ASML Holding NV	876	531,106
Russia — 2.67%
LUKOIL PJSC - SP ADR[1]	7,451	602,488
Sberbank of Russia PJSC - SP ADR[1]	41,924	645,839
Yandex NV - A1,5,*	6,131	392,752
		1,641,079
Saudi Arabia — 0.62%
Saudi Arabian Oil Co.	39,373	377,951
Singapore — 0.75%
Sea Ltd. - ADR1,5,*	2,072	462,533
South Africa — 1.79%
Anglo American Platinum Ltd.	3,705	540,225
Naspers Ltd. - N	2,344	560,862
		1,101,087
South Korea — 12.84%
Douzone Bizon Co. Ltd.	3,877	336,401
Hankook Tire & Technology Co. Ltd.	8,945	387,676
Kakao Corp.	1,438	632,758
KB Financial Group, Inc.	11,315	561,876
Kia Motors Corp.	6,498	475,974
LEENO Industrial, Inc.	4,257	588,664
LG Chem Ltd.	351	249,662
Macquarie Korea Infrastructure Fund	44,563	458,722
NICE Information Service Co. Ltd.	25,477	570,658
Samsung Electronics Co. Ltd.	38,243	2,750,590
Samsung SDI Co. Ltd.	779	454,288
SK Hynix, Inc.	3,533	413,627
		7,880,896
Sweden — 0.82%
Spotify Technology SA1,5,*	1,881	504,014

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Taiwan — 9.69%
Accton Technology Corp.	54,705	$529,162
Alchip Technologies Ltd.	10,474	330,375
Chailease Holding Co. Ltd.	94,286	650,978
Hon Hai Precision Industry Co. Ltd.	121,103	526,295
MediaTek, Inc.	14,648	497,456
Sinbon Electronics Co. Ltd.	40,136	371,356
Taiwan Semiconductor Manufacturing Co. Ltd.	147,954	3,043,809
		5,949,431
United States — 3.48%
Freeport-McMoRan, Inc.5,*	15,323	504,586
NVIDIA Corp.[5]	1,524	813,709
SiTime Corp.5,*	3,584	353,383
Visa, Inc. - A5	2,188	463,265
		2,134,943
Uruguay — 0.60%
Globant SA1,5,*	1,777	368,923
Total COMMON STOCKS (Cost $39,275,861)		50,371,678
PREFERRED STOCKS — 0.93%
Brazil — 0.93%
Gerdau SA - SP ADR 1.74%[1,5,7]	106,943	571,075
Total PREFERRED STOCKS (Cost $375,778)		571,075
SHORT TERM INVESTMENTS — 2.68%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[8] (Cost $1,643,429)	1,643,429	1,643,429

TOTAL INVESTMENTS (Cost $49,304,614)	98.97%	$60,746,957
Other Assets in Excess of Liabilities	1.03%	632,567
Net Assets	100.00%	$61,379,524

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	Foreign security, par value shown in local currency.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of March 31, 2021.
[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[6]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $456,070, which represents 1% of Net Assets.
[7]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[8]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.22%
EUROPE — 65.50%
United Kingdom — 21.40%
888 Holdings PLC	651,100	$3,545,546
ASOS PLC *	33,238	2,535,785
Aston Martin Lagonda Global Holdings PLC 1,*	66,295	1,826,972
B&M European Value Retail SA	310,235	2,257,348
Bellway PLC	51,438	2,413,150
Conduit Holdings Ltd. *	371,526	2,637,757
ConvaTec Group PLC [1]	1,043,373	2,820,691
Cranswick PLC	32,216	1,614,856
easyJet PLC *	110,700	1,492,841
Electrocomponents PLC	300,600	4,115,063
Endava PLC - SP ADR 2,*	32,412	2,744,972
Fevertree Drinks PLC	82,089	2,421,793
Halfords Group PLC *	810,800	4,247,522
LivaNova PLC 2,*	42,952	3,166,851
OSB Group PLC *	490,000	2,879,041
Pets at Home Group PLC	262,200	1,492,867
Serco Group PLC *	957,668	1,816,652
Spirax-Sarco Engineering PLC	12,746	2,003,167
Stock Spirits Group PLC	529,050	2,042,175
Synthomer PLC	347,400	2,222,215
The Restaurant Group PLC *	1,357,478	2,292,489
The Weir Group PLC *	181,510	4,446,582
Vesuvius PLC	389,201	2,892,018
Watches of Switzerland Group PLC 1,*	253,665	2,311,534
		62,239,887
Germany — 12.36%
Duerr AG	51,124	2,128,336
DWS Group GmbH & Co. KGaA [1]	57,181	2,472,696
flatexDEGIRO AG *	28,434	2,634,220
Hornbach Holding AG & Co. KGaA	13,894	1,355,619
Ibu-Tec Advanced Materials AG *	26,006	1,354,077
Nordex SE *	73,800	2,369,609
Scout24 AG [1]	25,225	1,913,914
SGL Carbon SE *	207,700	1,471,162
SMA Solar Technology AG *	56,100	3,296,002
SUESS MicroTec SE *	114,655	3,583,250
TAG Immobilien AG *	84,133	2,401,452
VERBIO Vereinigte BioEnergie AG	78,000	3,356,971
zooplus AG *	26,600	7,595,695
		35,933,003
	Shares, Principal Amount, or Number of Contracts	Value
Sweden — 5.13%
BHG Group AB *	129,188	$2,150,803
Boozt AB 1,*	90,307	1,884,013
Elekta AB - B	244,600	3,171,822
Kindred Group PLC *	243,500	4,285,357
Mekonomen AB *	231,106	3,416,266
		14,908,261
Finland — 4.98%
Konecranes OYJ	63,597	2,834,048
Metso Outotec OYJ	745,552	8,310,306
Tokmanni Group Corp.	142,567	3,343,766
		14,488,120
Netherlands — 4.48%
Accell Group NV *	35,329	1,630,283
Corbion NV	38,100	2,122,294
Meltwater Holding BV *	214,200	1,227,127
Merus NV 2,*	92,400	1,930,236
OCI NV *	283,731	6,132,239
		13,042,179
France — 4.14%
Coface SA *	410,648	4,545,992
Maisons du Monde SA 1,*	97,400	2,156,492
McPhy Energy SA *	40,569	1,550,954
Virbac SA *	14,706	3,785,437
		12,038,875
Switzerland — 2.64%
Bachem Holding AG	4,354	1,865,704
Comet Holding AG	6,194	1,422,100
Flughafen Zurich AG *	11,600	1,906,026
Tecan Group AG	3,165	1,404,434
Zur Rose Group AG *	2,900	1,089,245
		7,687,509
Austria — 2.41%
AT&S Austria Technologie & Systemtechnik AG	87,100	3,125,551
BAWAG Group AG 1,*	74,943	3,870,484
		6,996,035
Denmark — 1.89%
Netcompany Group A/S [1]	25,542	2,432,092
Royal Unibrew A/S	29,402	3,074,967
		5,507,059
Luxembourg — 1.54%
Befesa SA [1]	67,086	4,492,157
Ireland — 1.28%
James Hardie Industries PLC	122,930	3,719,920
Belgium — 1.21%
Bekaert SA	84,300	3,527,275

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Spain — 0.80%
Almirall SA	153,700	$2,330,555
Norway — 0.70%
Nordic Semiconductor ASA *	113,100	2,027,116
Italy — 0.54%
FinecoBank Banca Fineco SpA *	95,396	1,561,158
Total EUROPE (Cost $143,719,064)		190,499,109
FAR EAST — 20.56%
Japan — 16.56%
ASKUL Corp.	102,825	3,928,198
Capcom Co. Ltd.	46,000	1,493,520
Fujitec Co. Ltd.	118,650	2,526,771
Hennge KK *	43,800	2,923,296
Ibiden Co. Ltd.	74,500	3,424,746
Iwatani Corp.	23,700	1,461,919
Lasertec Corp.	15,206	1,994,049
MINEBEA MITSUMI, Inc.	82,354	2,104,127
MISUMI Group, Inc.	109,900	3,191,045
Nichias Corp.	68,430	1,736,630
NSK Ltd.	231,300	2,370,969
Raccoon Holdings, Inc.	113,900	2,781,536
Sugi Holdings Co. Ltd.	23,278	1,843,740
Takeuchi Manufacturing Co. Ltd.	100,500	2,809,189
TechnoPro Holdings, Inc.	19,687	1,639,324
THK Co. Ltd.	114,523	3,961,374
Tokai Carbon Co. Ltd.	174,400	2,814,656
Tokyo Tatemono Co. Ltd.	163,355	2,480,016
ZOZO, Inc.	90,900	2,684,516
		48,169,621
Taiwan — 1.69%
Giant Manufacturing Co. Ltd.	317,589	3,828,921
Hiwin Technologies Corp.	76,046	1,072,741
		4,901,662
Australia — 1.15%
Bigtincan Holdings Ltd. *	1,981,505	1,301,870
NEXTDC Ltd. *	257,437	2,037,488
		3,339,358
China — 0.62%
Burning Rock Biotech Ltd. - ADR 2,*	57,300	1,542,516
Genetron Holdings Ltd. 2,*	11,753	252,220
		1,794,736
South Korea — 0.54%
Douzone Bizon Co. Ltd.	16,668	1,446,254
	Shares, Principal Amount, or Number of Contracts	Value
NHN KCP Corp. *	2,982	$132,006
		1,578,260
Total FAR EAST (Cost $45,349,657)		59,783,637
NORTH AMERICA — 8.33%
Canada — 7.63%
Altus Group Ltd.	47,900	2,303,713
AutoCanada, Inc. *	103,100	2,510,432
Boardwalk REIT	71,870	2,076,549
Canada Goose Holdings, Inc. 2,*	40,700	1,597,475
Docebo, Inc. *	47,600	2,045,357
Intertape Polymer Group, Inc.	182,600	4,068,433
K92 Mining, Inc. *	276,200	1,395,616
Methanex Corp.	63,151	2,330,160
Parkland Corp.	46,682	1,402,652
Sleep Country Canada Holdings, Inc. [1]	96,600	2,441,327
		22,171,714
Mexico — 0.45%
Grupo Cementos de Chihuahua SAB de CV	190,586	1,315,206
United States — 0.25%
MaxCyte, Inc. *	60,500	733,967
Total NORTH AMERICA (Cost $20,183,084)		24,220,887
SOUTH AMERICA — 2.23%
Brazil — 2.23%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	480,000	2,102,103
Embraer SA *	1,040,700	2,603,298
Meliuz SA *	408,800	1,786,659
		6,492,060
Total SOUTH AMERICA (Cost $6,788,434)		6,492,060
MIDDLE EAST — 0.60%
Israel — 0.60%
Kornit Digital Ltd. 2,*	17,704	1,754,820
Total MIDDLE EAST (Cost $834,480)		1,754,820
Total COMMON STOCKS (Cost $216,874,719)		282,750,513

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.73%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[3] (Cost $7,935,789)	7,935,789	$7,935,789

TOTAL INVESTMENTS (Cost $224,810,508)	99.95%	$290,686,302
Other Assets In Excess of Liabilities	0.05%	131,282
Net Assets	100.00%	$290,817,584

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $28,622,372, which represents 10% of Net Assets.
[2]	Foreign security denominated and traded in U.S. dollars.
[3]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.97%
HEALTH CARE — 24.06%
Biotechnology — 12.99%
Apellis Pharmaceuticals, Inc.*	39,102	$1,677,867
Applied Therapeutics, Inc.*	72,991	1,368,946
Avid Bioservices, Inc.*	99,403	1,812,117
Aziyo Biologics, Inc. - A*	45,309	626,170
Black Diamond Therapeutics, Inc.*	32,143	779,789
Celldex Therapeutics, Inc.*	47,289	974,154
Cogent Biosciences, Inc.*	68,109	597,997
Crinetics Pharmaceuticals, Inc.*	131,312	2,006,447
Cytokinetics, Inc.*	198,322	4,612,970
Essa Pharma, Inc.1,*	52,543	1,526,374
Gamida Cell Ltd.1,*	144,397	1,168,172
Merus NV1,*	82,625	1,726,036
Mirati Therapeutics, Inc.*	8,058	1,380,335
Mirum Pharmaceuticals, Inc.*	54,329	1,076,801
Morphic Holding, Inc.*	16,516	1,045,133
Natera, Inc.*	52,874	5,368,826
Olema Pharmaceuticals, Inc.*	25,475	845,261
PMV Pharmaceuticals, Inc.*	31,933	1,050,276
ProQR Therapeutics NV1,*	270,676	1,789,168
Relay Therapeutics, Inc.*	120,021	4,149,126
SpringWorks Therapeutics, Inc.*	84,775	6,236,897
Turning Point Therapeutics, Inc.*	19,579	1,851,978
Twist Bioscience Corp.*	11,215	1,389,090
Xenon Pharmaceuticals, Inc.1,*	80,757	1,445,550
Y-mAbs Therapeutics, Inc.*	52,316	1,582,036
		48,087,516
Health Care Equipment & Supplies — 4.71%
Alphatec Holdings, Inc.*	236,446	3,733,482
Axonics Modulation Technologies, Inc.*	57,109	3,420,258
CryoPort, Inc.*	54,840	2,852,229
Pulmonx Corp.*	31,230	1,428,460
SeaSpine Holdings Corp.*	98,126	1,707,392
SI-BONE, Inc.*	84,023	2,672,772
Sientra, Inc.*	225,827	1,646,279
		17,460,872
Health Care Providers & Services — 2.10%
AdaptHealth Corp.*	73,556	2,703,919
Castle Biosciences, Inc.*	54,499	3,731,001
Fulgent Genetics, Inc.*	13,905	1,343,501
		7,778,421
Health Care Technology — 1.77%
Inspire Medical Systems, Inc.*	22,101	4,574,686
Phreesia, Inc.*	37,906	1,974,903
		6,549,589
	Shares, Principal Amount, or Number of Contracts	Value
Life Sciences Tools & Services — 1.64%
NeoGenomics, Inc.*	68,642	$3,310,604
Quanterix Corp.*	47,281	2,764,520
		6,075,124
Pharmaceuticals — 0.85%
EyePoint Pharmaceuticals, Inc.*	114,331	1,161,603
Fulcrum Therapeutics, Inc.*	94,360	1,111,561
Revance Therapeutics, Inc.*	31,206	872,207
		3,145,371
Total HEALTH CARE (Cost $53,486,750)		89,096,893
CONSUMER DISCRETIONARY — 21.80%
Hotels, Restaurants & Leisure — 5.49%
Bally's Corp.*	86,254	5,604,785
BJ's Restaurants, Inc.*	45,978	2,670,402
Everi Holdings, Inc.*	241,764	3,411,290
Full House Resorts, Inc.*	199,726	1,699,668
GAN Ltd.1,*	106,306	1,934,769
Lindblad Expeditions Holdings, Inc.*	124,232	2,347,985
NEOGAMES SA1,*	74,720	2,672,735
		20,341,634
Specialty Retail — 4.66%
At Home Group, Inc.*	82,951	2,380,694
Boot Barn Holdings, Inc.*	77,901	4,854,011
Designer Brands, Inc. - A*	159,138	2,769,001
GrowGeneration Corp.*	145,901	7,249,821
		17,253,527
Internet & Direct Marketing Retail — 3.54%
CarParts.com, Inc.*	100,085	1,429,214
Liquidity Services, Inc.*	60,188	1,118,293
Magnite, Inc.*	164,061	6,826,578
PubMatic, Inc. - A*	75,259	3,711,774
		13,085,859
Auto Components — 2.92%
Fox Factory Holding Corp.*	26,397	3,354,003
Modine Manufacturing Co.*	122,567	1,810,314
Patrick Industries, Inc.	20,640	1,754,400
XPEL, Inc.*	75,218	3,906,071
		10,824,788
Household Durables — 2.46%
Skyline Champion Corp.*	63,284	2,864,234
The Lovesac Co.*	72,910	4,126,706
VOXX International Corp.*	109,943	2,095,513
		9,086,453
Leisure Products — 2.09%
Malibu Boats, Inc. - A*	46,175	3,679,224

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Vista Outdoor, Inc.*	127,013	$4,073,307
		7,752,531
Textiles, Apparel & Luxury Goods — 0.64%
Crocs, Inc.*	29,498	2,373,114
Total CONSUMER DISCRETIONARY (Cost $44,894,206)		80,717,906
INFORMATION TECHNOLOGY — 20.70%
Semiconductors & Semiconductor Equipment — 8.03%
ACM Research, Inc. - A*	27,399	2,213,565
Axcelis Technologies, Inc.*	84,750	3,482,378
AXT, Inc.*	86,940	1,013,720
Camtek Ltd.1,*	74,007	2,212,809
Cohu, Inc.*	66,923	2,800,058
FormFactor, Inc.*	68,586	3,093,915
Impinj, Inc.*	47,721	2,713,893
SiTime Corp.*	50,910	5,019,726
Ultra Clean Holdings, Inc.*	123,748	7,182,334
		29,732,398
Software — 6.20%
Avaya Holdings Corp.*	139,516	3,910,634
ChannelAdvisor Corp.*	227,935	5,367,869
Digital Turbine, Inc.*	64,791	5,206,605
Docebo, Inc.1,*	64,157	2,751,694
fuboTV, Inc.*	68,642	1,518,361
RealNetworks, Inc.*	122,989	522,703
Veritone, Inc.*	47,596	1,141,352
Viant Technology, Inc. - A*	47,808	2,528,565
		22,947,783
Communications Equipment — 4.12%
Aviat Networks, Inc.*	30,915	2,196,202
Calix, Inc.*	170,624	5,913,828
Cambium Networks Corp.*	110,517	5,163,354
Sierra Wireless, Inc.1,*	135,843	2,006,401
		15,279,785
IT Services — 1.85%
Brightcove, Inc.*	92,194	1,854,943
Endava PLC - SP ADR1,*	36,437	3,085,850
Grid Dynamics Holdings, Inc.*	120,005	1,911,680
		6,852,473
Electronic Equipment, Instruments & Components — 0.50%
nLight, Inc.*	57,046	1,848,290
Total INFORMATION TECHNOLOGY (Cost $53,000,626)		76,660,729
INDUSTRIALS — 12.68%
Machinery — 5.54%
Agrify Corp.*	165,072	2,060,099
	Shares, Principal Amount, or Number of Contracts	Value
Chart Industries, Inc.*	40,072	$5,704,249
Hydrofarm Holdings Group, Inc.*	57,392	3,461,886
Terex Corp.	93,132	4,290,591
The Shyft Group, Inc.	98,431	3,661,633
Westport Fuel Systems, Inc.1,*	184,279	1,324,966
		20,503,424
Airlines — 2.19%
Mesa Air Group, Inc.*	112,395	1,511,713
Spirit Airlines, Inc.*	119,313	4,402,649
Sun Country Airlines Holdings, Inc.*	63,885	2,189,978
		8,104,340
Commercial Services & Supplies — 1.06%
Montrose Environmental Group, Inc.*	78,430	3,936,402
Electrical Equipment — 0.96%
TPI Composites, Inc.*	25,149	1,419,158
Vicor Corp.*	25,144	2,137,994
		3,557,152
Aerospace & Defense — 0.90%
Embraer SA - SP ADR1,*	331,692	3,320,237
Marine — 0.76%
Star Bulk Carriers Corp.1,*	190,644	2,798,654
Professional Services — 0.53%
Rekor Systems, Inc.*	98,118	1,961,379
Construction & Engineering — 0.42%
NV5 Global, Inc.*	16,216	1,565,979
Road & Rail — 0.32%
HyreCar, Inc.*	122,907	1,204,488
Total INDUSTRIALS (Cost $33,144,759)		46,952,055
FINANCIALS — 7.48%
Banks — 3.70%
Live Oak Bancshares, Inc.	76,175	5,217,226
Silvergate Capital Corp. - A*	28,207	4,010,189
Triumph Bancorp, Inc.*	57,699	4,465,325
		13,692,740
Insurance — 1.53%
BRP Group, Inc. - A*	75,626	2,060,808
Goosehead Insurance, Inc. - A	15,965	1,711,129
Midwest Holding, Inc.*	16,035	801,590
Trean Insurance Group, Inc.*	67,341	1,087,557
		5,661,084
Capital Markets — 1.42%
Cowen, Inc. - A	80,790	2,839,769
Open Lending Corp. - A*	68,529	2,427,297
		5,267,066

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Thrifts & Mortgage Finance — 0.83%
Meta Financial Group, Inc.	67,955	$3,079,041
Total FINANCIALS (Cost $12,622,006)		27,699,931
CONSUMER STAPLES — 5.47%
Food Products — 2.32%
Laird Superfood, Inc.*	27,439	1,028,139
SunOpta, Inc.1,*	260,066	3,841,175
Village Farms International, Inc.1,*	280,324	3,708,687
		8,578,001
Beverages — 2.14%
Celsius Holdings, Inc.*	128,510	6,174,905
The Duckhorn Portfolio, Inc.*	103,784	1,741,496
		7,916,401
Tobacco — 1.01%
Turning Point Brands, Inc.	71,892	3,750,605
Total CONSUMER STAPLES (Cost $12,819,976)		20,245,007
ENERGY — 4.44%
Oil, Gas & Consumable Fuels — 3.29%
Bonanza Creek Energy, Inc.*	46,087	1,646,689
Clean Energy Fuels Corp.*	150,675	2,070,274
Green Plains, Inc.*	125,209	3,389,408
Matador Resources Co.	217,205	5,093,457
		12,199,828
Energy Equipment & Services — 1.15%
Aspen Aerogels, Inc.*	129,025	2,624,368
DMC Global, Inc.*	30,203	1,638,815
		4,263,183
Total ENERGY (Cost $13,192,293)		16,463,011
COMMUNICATION SERVICES — 2.46%
Media — 1.61%
Cardlytics, Inc.*	23,414	2,568,516
Perion Network Ltd.1,*	189,739	3,396,328
		5,964,844
Interactive Media & Services — 0.58%
Eventbrite, Inc. - A*	97,252	2,155,104
Entertainment — 0.27%
Motorsport Games, Inc. - A*	42,133	980,014
Total COMMUNICATION SERVICES (Cost $6,804,138)		9,099,962
	Shares, Principal Amount, or Number of Contracts	Value
UTILITIES — 0.59%
Independent Power and Renewable Electricity Producers — 0.59%
Sunnova Energy International, Inc.*	53,828	$2,197,259
Total UTILITIES (Cost $577,976)		2,197,259
MATERIALS — 0.29%
Construction Materials — 0.29%
View, Inc.*	144,798	1,071,505
Total MATERIALS (Cost $1,589,045)		1,071,505
Total COMMON STOCKS (Cost $232,131,775)		370,204,258
SHORT TERM INVESTMENTS — 0.10%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[2] (Cost $345,107)	345,107	345,107

TOTAL INVESTMENTS (Cost $232,476,882)	100.07%	$370,549,365
Liabilities In Excess of Other Assets	(0.07)%	(244,207)
Net Assets	100.00%	$370,305,158

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.88%
CONSUMER DISCRETIONARY — 20.66%
Hotels, Restaurants & Leisure — 6.09%
Brinker International, Inc.*	76,639	$5,445,967
Caesars Entertainment, Inc.*	65,087	5,691,858
Churchill Downs, Inc.	16,329	3,713,541
SeaWorld Entertainment, Inc.*	75,037	3,727,088
Six Flags Entertainment Corp.*	73,890	3,433,668
Texas Roadhouse, Inc.*	22,492	2,157,883
		24,170,005
Specialty Retail — 4.11%
American Eagle Outfitters, Inc.	66,200	1,935,688
GrowGeneration Corp.*	90,647	4,504,249
Lithia Motors, Inc. - A	16,859	6,576,527
Urban Outfitters, Inc.*	88,129	3,277,518
		16,293,982
Textiles, Apparel & Luxury Goods — 4.11%
Crocs, Inc.*	78,872	6,345,252
Deckers Outdoor Corp.*	15,142	5,003,220
Tapestry, Inc.*	119,790	4,936,546
		16,285,018
Auto Components — 2.24%
Fox Factory Holding Corp.*	28,370	3,604,692
Gentherm, Inc.*	39,468	2,924,974
Visteon Corp.*	19,432	2,369,732
		8,899,398
Internet & Direct Marketing Retail — 1.88%
Magnite, Inc.*	79,686	3,315,735
PubMatic, Inc. - A*	84,260	4,155,703
		7,471,438
Leisure Products — 1.00%
BRP, Inc.[1]	45,595	3,963,117
Automobiles — 0.73%
Winnebago Industries, Inc.	37,444	2,872,329
Diversified Consumer Services — 0.49%
Chegg, Inc.*	22,784	1,951,678
Household Durables — 0.01%
ACV Auctions, Inc. - A*	1,337	46,274
Total CONSUMER DISCRETIONARY (Cost $51,528,553)		81,953,239
HEALTH CARE — 20.41%
Biotechnology — 12.59%
Argenx SE - ADR1,*	6,013	1,655,920
Blueprint Medicines Corp.*	30,888	3,003,240
Cytokinetics, Inc.*	165,236	3,843,389
Halozyme Therapeutics, Inc.*	118,711	4,949,062
Invitae Corp.*	160,410	6,129,266
	Shares, Principal Amount, or Number of Contracts	Value
Mirati Therapeutics, Inc.*	9,278	$1,589,321
Morphic Holding, Inc.*	17,191	1,087,847
Natera, Inc.*	78,872	8,008,663
Olink Holding AB - ADR1,*	43,753	1,575,108
Relay Therapeutics, Inc.*	151,350	5,232,170
REVOLUTION Medicines, Inc.*	49,206	2,257,571
SpringWorks Therapeutics, Inc.*	97,278	7,156,743
Turning Point Therapeutics, Inc.*	20,744	1,962,175
Twist Bioscience Corp.*	12,155	1,505,518
		49,955,993
Health Care Equipment & Supplies — 2.51%
AtriCure, Inc.*	30,446	1,994,822
CryoPort, Inc.*	31,295	1,627,653
Inari Medical, Inc.*	30,521	3,265,747
SI-BONE, Inc.*	96,104	3,057,068
		9,945,290
Health Care Providers & Services — 1.94%
AdaptHealth Corp.*	80,385	2,954,952
AMN Healthcare Services, Inc.*	35,543	2,619,519
Guardant Health, Inc.*	13,995	2,136,337
		7,710,808
Life Sciences Tools & Services — 1.80%
Maravai LifeSciences Holdings, Inc. - A*	77,453	2,760,425
NeoGenomics, Inc.*	41,557	2,004,294
Repligen Corp.*	12,116	2,355,472
		7,120,191
Health Care Technology — 1.05%
Inspire Medical Systems, Inc.*	20,184	4,177,886
Pharmaceuticals — 0.52%
Intra-Cellular Therapies, Inc.*	60,703	2,059,653
Total HEALTH CARE (Cost $49,871,612)		80,969,821
INDUSTRIALS — 19.86%
Machinery — 6.79%
Chart Industries, Inc.*	42,989	6,119,484
Gates Industrial Corp. PLC*	206,121	3,295,875
Hydrofarm Holdings Group, Inc.*	53,027	3,198,589
Kornit Digital Ltd.1,*	31,200	3,092,544
Terex Corp.	93,936	4,327,631
The Greenbrier Cos., Inc.	44,930	2,121,595
The Shyft Group, Inc.	128,627	4,784,924
		26,940,642
Airlines — 3.40%
Alaska Air Group, Inc.*	89,853	6,218,726
Allegiant Travel Co.*	20,280	4,949,537

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Sun Country Airlines Holdings, Inc.*	67,578	$2,316,574
		13,484,837
Electrical Equipment — 3.40%
CM Life Sciences, Inc. - A*	95,092	1,415,920
Generac Holdings, Inc.*	15,284	5,004,746
Plug Power, Inc.*	87,172	3,124,244
Vicor Corp.*	46,158	3,924,815
		13,469,725
Building Products — 1.25%
Advanced Drainage Systems, Inc.	24,135	2,495,317
Trex Co., Inc.*	26,883	2,460,870
		4,956,187
Road & Rail — 1.13%
Avis Budget Group, Inc.*	32,756	2,376,120
Saia, Inc.*	9,190	2,119,030
		4,495,150
Professional Services — 1.11%
ASGN, Inc.*	27,087	2,585,183
Exponent, Inc.	18,719	1,824,167
		4,409,350
Trading Companies & Distributors — 1.04%
H&E Equipment Services, Inc.	108,118	4,108,484
Aerospace & Defense — 0.99%
AeroVironment, Inc.*	17,395	2,018,864
Axon Enterprise, Inc.*	13,357	1,902,304
		3,921,168
Marine — 0.75%
Star Bulk Carriers Corp.1,*	203,202	2,983,005
Total INDUSTRIALS (Cost $54,606,179)		78,768,548
INFORMATION TECHNOLOGY — 19.21%
Semiconductors & Semiconductor Equipment — 8.25%
Ambarella, Inc.*	16,350	1,641,377
Axcelis Technologies, Inc.*	51,215	2,104,424
Cohu, Inc.*	72,085	3,016,037
FormFactor, Inc.*	43,158	1,946,857
Lattice Semiconductor Corp.*	55,667	2,506,128
SiTime Corp.*	58,843	5,801,920
Synaptics, Inc.*	61,762	8,363,810
Ultra Clean Holdings, Inc.*	126,577	7,346,529
		32,727,082
Software — 7.40%
Avaya Holdings Corp.*	212,412	5,953,908
ChannelAdvisor Corp.*	161,530	3,804,032
Docebo, Inc.1,*	57,737	2,476,340
Five9, Inc.*	14,857	2,322,595
	Shares, Principal Amount, or Number of Contracts	Value
fuboTV, Inc.*	40,980	$906,478
RingCentral, Inc. - A*	6,040	1,799,195
Sprout Social, Inc. - A*	34,424	1,988,330
Teradata Corp.*	110,736	4,267,765
Viant Technology, Inc. - A*	73,150	3,868,903
Zscaler, Inc.*	11,355	1,949,313
		29,336,859
Communications Equipment — 2.45%
Calix, Inc.*	144,149	4,996,205
Cambium Networks Corp.*	58,599	2,737,745
Sierra Wireless, Inc.1,*	133,242	1,967,984
		9,701,934
IT Services — 0.62%
Endava PLC - SP ADR1,*	29,286	2,480,231
Electronic Equipment, Instruments & Components — 0.49%
nLight, Inc.*	60,309	1,954,012
Total INFORMATION TECHNOLOGY (Cost $54,517,130)		76,200,118
FINANCIALS — 5.99%
Banks — 4.26%
Live Oak Bancshares, Inc.	38,849	2,660,768
Triumph Bancorp, Inc.*	62,529	4,839,119
Vizio Holding Corp. - A*	168,546	4,087,241
Western Alliance Bancorp	56,217	5,309,133
		16,896,261
Thrifts & Mortgage Finance — 0.83%
NMI Holdings, Inc. - A*	138,563	3,275,630
Capital Markets — 0.54%
Open Lending Corp. - A*	60,893	2,156,830
Insurance — 0.36%
Goosehead Insurance, Inc. - A	13,438	1,440,285
Total FINANCIALS (Cost $15,917,306)		23,769,006
ENERGY — 4.56%
Oil, Gas & Consumable Fuels — 3.40%
Cimarex Energy Co.	105,748	6,280,374
Clean Energy Fuels Corp.*	365,832	5,026,531
Magnolia Oil & Gas Corp. - A*	188,929	2,168,905
		13,475,810
Energy Equipment & Services — 1.16%
Cactus, Inc. - A	150,182	4,598,573
Total ENERGY (Cost $13,331,465)		18,074,383
MATERIALS — 4.53%
Metals & Mining — 2.25%
Cleveland-Cliffs, Inc.	241,847	4,863,543

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MP Materials Corp.*	112,752	$4,053,435
		8,916,978
Chemicals — 1.53%
The Scotts Miracle-Gro Co.	7,948	1,947,021
Tronox Holdings PLC - A1	226,516	4,145,243
		6,092,264
Construction Materials — 0.75%
Summit Materials, Inc. - A*	105,646	2,960,201
Total MATERIALS (Cost $13,599,859)		17,969,443
COMMUNICATION SERVICES — 2.38%
Entertainment — 1.35%
Roku, Inc.*	16,404	5,343,931
Media — 1.03%
Cardlytics, Inc.*	37,498	4,113,531
Total COMMUNICATION SERVICES (Cost $6,017,746)		9,457,462
CONSUMER STAPLES — 1.78%
Beverages — 1.23%
Celsius Holdings, Inc.*	62,976	3,025,997
The Duckhorn Portfolio, Inc.*	109,359	1,835,044
		4,861,041
Food Products — 0.55%
Freshpet, Inc.*	13,845	2,198,724
Total CONSUMER STAPLES (Cost $4,421,691)		7,059,765
UTILITIES — 0.50%
Independent Power and Renewable Electricity Producers — 0.50%
Sunnova Energy International, Inc.*	48,805	1,992,220
Total UTILITIES (Cost $813,522)		1,992,220
Total COMMON STOCKS (Cost $264,625,063)		396,214,005
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.50%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03%[2] (Cost $1,960,367)	1,960,367	$1,960,367

TOTAL INVESTMENTS (Cost $266,585,430)	100.38%	$398,174,372
Liabilities In Excess of Other Assets	(0.38)%	(1,495,967)
Net Assets	100.00%	$396,678,405

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.59%
INFORMATION TECHNOLOGY — 23.74%
Semiconductors & Semiconductor Equipment — 10.55%
Ambarella, Inc.*	861	$86,436
Amkor Technology, Inc.	9,434	223,680
Cohu, Inc.*	3,337	139,620
Enphase Energy, Inc.*	1,114	180,646
Lattice Semiconductor Corp.*	2,858	128,667
MKS Instruments, Inc.	2,254	417,937
Monolithic Power Systems, Inc.	369	130,334
Paysafe Ltd.1,*	7,085	95,648
Qorvo, Inc.*	1,068	195,124
SiTime Corp.*	1,737	171,268
Synaptics, Inc.*	3,260	441,469
		2,210,829
Software — 7.88%
Avaya Holdings Corp.*	10,324	289,381
Coupa Software, Inc.*	352	89,577
DocuSign, Inc.*	481	97,378
Five9, Inc.*	1,727	269,982
HubSpot, Inc.*	337	153,069
RingCentral, Inc. - A*	359	106,939
Sprout Social, Inc. - A*	1,792	103,506
Teradata Corp.*	5,870	226,230
Zscaler, Inc.*	1,827	313,641
		1,649,703
IT Services — 2.80%
Endava PLC - SP ADR1,*	1,908	161,589
EPAM System, Inc.*	436	172,957
MongoDB, Inc.*	938	250,849
		585,395
Electronic Equipment, Instruments & Components — 1.37%
Trimble, Inc.*	3,690	287,045
Communications Equipment — 1.14%
Calix, Inc.*	6,917	239,743
Total INFORMATION TECHNOLOGY (Cost $4,323,323)		4,972,715
CONSUMER DISCRETIONARY — 23.48%
Hotels, Restaurants & Leisure — 7.15%
Brinker International, Inc.*	3,671	260,861
Caesars Entertainment, Inc.*	3,513	307,212
Chipotle Mexican Grill, Inc.*	68	96,616
Churchill Downs, Inc.	940	213,775
Planet Fitness, Inc. - A*	1,901	146,947
SeaWorld Entertainment, Inc.*	3,502	173,945
Six Flags Entertainment Corp.*	3,906	181,512
Vail Resorts, Inc.*	402	117,247
		1,498,115
	Shares, Principal Amount, or Number of Contracts	Value
Textiles, Apparel & Luxury Goods — 5.07%
Crocs, Inc.*	4,457	$358,566
Deckers Outdoor Corp.*	892	294,735
Tapestry, Inc.*	6,093	251,092
Under Armour, Inc. - A*	7,105	157,447
		1,061,840
Specialty Retail — 5.06%
American Eagle Outfitters, Inc.	3,571	104,416
Five Below, Inc.*	1,164	222,079
Lithia Motors, Inc. - A	876	341,719
Petco Health & Wellness Co., Inc.*	3,785	83,875
RH*	178	106,195
The Gap, Inc.*	3,696	110,067
Ulta Beauty, Inc.*	298	92,133
		1,060,484
Auto Components — 2.56%
Fox Factory Holding Corp.*	1,436	182,458
Gentex Corp.	2,877	102,623
Gentherm, Inc.*	1,719	127,395
Visteon Corp.*	1,009	123,047
		535,523
Leisure Products — 1.57%
BRP, Inc.[1]	2,618	227,557
Brunswick Corp.	1,055	100,615
		328,172
Internet & Direct Marketing Retail — 1.16%
Magnite, Inc.*	3,465	144,179
PubMatic, Inc. - A*	2,005	98,886
		243,065
Diversified Consumer Services — 0.49%
Chegg, Inc.*	1,207	103,392
Household Durables — 0.42%
ACV Auctions, Inc. - A*	2,546	88,117
Total CONSUMER DISCRETIONARY (Cost $4,169,898)		4,918,708
INDUSTRIALS — 18.92%
Machinery — 6.51%
AGCO Corp.	2,085	299,510
Chart Industries, Inc.*	1,577	224,486
Colfax Corp.*	2,809	123,062
Gates Industrial Corp. PLC*	13,817	220,934
Terex Corp.	4,925	226,895
The Middleby Corp.*	680	112,710
The Toro Co.	1,520	156,773
		1,364,370

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Electrical Equipment — 3.25%
CM Life Sciences, Inc. - A*	5,007	$74,554
Generac Holdings, Inc.*	1,020	333,999
Plug Power, Inc.*	3,188	114,258
Vicor Corp.*	1,850	157,306
		680,117
Airlines — 2.92%
Alaska Air Group, Inc.*	5,209	360,515
Allegiant Travel Co.*	1,033	252,114
		612,629
Trading Companies & Distributors — 1.89%
United Rentals, Inc.*	1,205	396,818
Road & Rail — 1.26%
Avis Budget Group, Inc.*	1,805	130,935
Old Dominion Freight Line, Inc.	551	132,466
		263,401
Air Freight & Logistics — 0.96%
XPO Logistics, Inc.*	1,627	200,609
Professional Services — 0.76%
ASGN, Inc.*	1,676	159,957
Aerospace & Defense — 0.70%
Axon Enterprise, Inc.*	1,024	145,838
Building Products — 0.67%
Trex Co., Inc.*	1,524	139,507
Total INDUSTRIALS (Cost $3,211,248)		3,963,246
HEALTH CARE — 16.21%
Biotechnology — 10.80%
Alnylam Pharmaceuticals, Inc.*	772	108,999
Argenx SE - ADR1,*	417	114,838
Ascendis Pharma A/S - ADR1,*	473	60,960
Blueprint Medicines Corp.*	1,167	113,467
Exact Sciences Corp.*	1,112	146,539
Halozyme Therapeutics, Inc.*	5,498	229,212
Invitae Corp.*	9,488	362,536
Mirati Therapeutics, Inc.*	417	71,432
Moderna, Inc.*	596	78,046
Natera, Inc.*	3,538	359,249
Olink Holding AB - ADR1,*	2,437	87,732
Relay Therapeutics, Inc.*	6,542	226,157
SpringWorks Therapeutics, Inc.*	4,110	302,373
		2,261,540
Life Sciences Tools & Services — 3.05%
Bio-Techne Corp.	301	114,961
Maravai LifeSciences Holdings, Inc. - A*	3,856	137,428
Medpace Holdings, Inc.*	909	149,121
NeoGenomics, Inc.*	1,991	96,026
	Shares, Principal Amount, or Number of Contracts	Value
Repligen Corp.*	731	$142,114
		639,650
Health Care Providers & Services — 1.63%
AMN Healthcare Services, Inc.*	2,157	158,971
Guardant Health, Inc.*	1,187	181,195
		340,166
Health Care Equipment & Supplies — 0.73%
Insulet Corp.*	589	153,682
Total HEALTH CARE (Cost $3,015,039)		3,395,038
MATERIALS — 4.59%
Chemicals — 2.84%
CF Industries Holdings, Inc.	4,824	218,913
The Scotts Miracle-Gro Co.	1,103	270,202
Tronox Holdings PLC - A1	5,778	105,737
		594,852
Metals & Mining — 1.75%
Alcoa Corp.*	3,539	114,982
Cleveland-Cliffs, Inc.	12,469	250,752
		365,734
Total MATERIALS (Cost $835,102)		960,586
COMMUNICATION SERVICES — 4.53%
Entertainment — 2.72%
Roku, Inc.*	1,753	571,075
Interactive Media & Services — 1.81%
Eventbrite, Inc. - A*	4,489	99,476
Pinterest, Inc. - A*	1,871	138,510
Snap, Inc. - A*	2,692	140,765
		378,751
Total COMMUNICATION SERVICES (Cost $635,348)		949,826
FINANCIALS — 4.09%
Banks — 4.09%
Signature Bank	1,054	238,309
SVB Financial Group*	398	196,477
Vizio Holding Corp. - A*	7,218	175,037
Western Alliance Bancorp	2,621	247,527
		857,350
Total FINANCIALS (Cost $629,770)		857,350
ENERGY — 4.03%
Oil, Gas & Consumable Fuels — 2.94%
Cimarex Energy Co.	4,863	288,813
Diamondback Energy, Inc.	2,883	211,872

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Magnolia Oil & Gas Corp. - A*	9,970	$114,456
		615,141
Energy Equipment & Services — 1.09%
Cactus, Inc. - A	7,461	228,456
Total ENERGY (Cost $775,967)		843,597
Total COMMON STOCKS (Cost $17,595,695)		20,861,066
SHORT TERM INVESTMENTS — 0.73%
Northern Institutional Funds - U.S. Government Portfolio (Shares Class), 0.00%[2] (Cost $152,964)	152,964	152,964

TOTAL INVESTMENTS (Cost $17,748,659)	100.32%	$21,014,030
Liabilities In Excess of Other Assets	(0.32)%	(66,148)
Net Assets	100.00%	$20,947,882

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 1.37%
Healthcare - Services — 1.03%
Progenity, Inc. 7.25%, 12/1/25[1,2]	$1,510,000	$1,672,328
Pharmaceuticals — 0.34%
Cytokinetics, Inc. 4.00%, 11/15/26[2]	229,000	544,280
Total CONVERTIBLE CORPORATE BONDS (Cost $1,787,501)		2,216,608
CORPORATE BONDS — 16.11%
Banks — 3.92%
JPMorgan Chase & Co. 3.68%, (3-Month USD Libor + 347 basis points), 12/31/49[2,3,4]	3,773,000	3,766,397
USB Realty Corp. 1.39%, (3-Month USD Libor + 115 basis points), 12/31/49[1,2,3,4]	3,348,000	2,594,700
		6,361,097
Diversified Financial Services — 1.09%
ILFC E-Capital Trust I 4.00%, 12/21/65[1,2,4,5]	2,189,000	1,773,090
Entertainment — 2.11%
Cinemark USA, Inc. 4.88%, 6/1/23[2]	3,450,000	3,429,127
Lodging — 1.21%
Arrow Bidco LLC 9.50%, 3/15/24[1,2]	1,985,000	1,965,150
Oil & Gas — 1.07%
Transocean Pontus Ltd. (Cayman Islands) 6.12%, 8/1/25[1]	1,837,875	1,736,792
Retail — 2.82%
Guitar Center, Inc. 8.50%, 1/15/26[1]	2,200,000	2,326,500
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 2/15/26[1]	2,200,000	2,251,326
		4,577,826
Telecommunications — 2.00%
Cincinnati Bell, Inc. 7.00%, 7/15/24[1,2]	1,674,000	1,726,313
HC2 Holdings, Inc. 8.50%, 2/1/26[1]	1,540,000	1,526,525
		3,252,838
	Shares, Principal Amount, or Number of Contracts	Value
Trucking & Leasing — 1.89%
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27[1]	$2,687,000	$3,059,821
Total CORPORATE BONDS (Cost $25,274,674)		26,155,741
COMMON STOCKS — 59.04%
Banks — 6.38%
Eastern Bankshares, Inc.[2]	256,783	4,953,344
HarborOne Bancorp, Inc.	181,063	2,438,919
Kearny Financial Corp./MD	245,555	2,966,304
		10,358,567
Biotechnology — 9.65%
Alexion Pharmaceuticals, Inc.*	19,069	2,915,841
Ascendis Pharma A/S - ADR2,6,*	9,653	1,244,079
Black Diamond Therapeutics, Inc.*	28,947	702,254
Crinetics Pharmaceuticals, Inc.*	144,547	2,208,678
Orchard Therapeutics PLC6,*	23,237	168,700
Relay Therapeutics, Inc.2,*	162,859	5,630,036
SpringWorks Therapeutics, Inc.*	30,231	2,224,095
Trillium Therapeutics, Inc.6,*	53,433	573,870
		15,667,553
Computers — 0.36%
iCAD, Inc.*	27,444	582,362
Entertainment — 1.73%
Golden Entertainment, Inc.*	111,500	2,816,490
Healthcare - Services — 2.98%
Alphatec Holdings, Inc.*	57,772	912,220
Avita Medical, Inc.*	29,601	586,692
Invitae Corp.*	29,403	1,123,489
Itamar Medical Ltd. - SP ADR6,*	15,477	370,674
Progenity, Inc.*	51,023	242,869
SeaSpine Holdings Corp.*	91,750	1,596,450
		4,832,394
Holding Companies - Diversified — 17.35%
BCTG Acquisition Corp.*	69,240	769,949
Class Acceleration Corp. - A*	89,160	861,286
CM Life Sciences II, Inc.*	113,450	1,452,160
CM Life Sciences, Inc. - A*	12,426	185,023
Corazon Capital V838 Monoceros Corp.*	161,140	1,603,343
Deep Lake Capital Acquisition Corp. - A*	21,590	211,582
EJF Acquisition Corp.*	292,972	2,915,071
Empower Ltd. - A*	57,225	571,106
FG New America Acquisition Corp. - A*	38,301	390,287
Jack Creek Investment Corp. - A*	265,994	2,566,842

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
L&F Acquisition Corp. - A*	150,075	$1,478,239
Landcadia Holdings III, Inc. - A*	296,630	2,969,266
Live Oak Mobility Acquisition Corp.*	65,151	650,207
Longview Acquisition Corp. II*	229,100	2,300,164
Montes Archimedes Acquisition Corp. - A*	234,400	2,292,432
Senior Connect Acquisition Corp. I - A*	125,839	1,223,155
Soaring Eagle Acquisition Corp.*	227,200	2,299,264
Tekkorp Digital Acquisition Corp. - A*	119,100	1,167,180
Thayer Ventures Acquisition Corp. - A*	71,467	707,523
Tishman Speyer Innovation Corp.*	89,480	896,590
Z-Work Acquisition Corp. - A*	67,660	649,536
		28,160,205
Pharmaceuticals — 8.96%
AdaptHealth Corp.2,*	177,043	6,508,101
Bausch Health Cos., Inc.*	98,473	3,125,533
Cytokinetics, Inc.2,*	193,646	4,504,206
Merus NV6,*	19,476	406,853
		14,544,693
Real Estate (REIT's) — 3.29%
Equity Commonwealth	96,758	2,689,872
MGM Growth Properties LLC - A	81,306	2,652,202
		5,342,074
Savings & Loans — 1.25%
Waterstone Financial, Inc.[2]	99,122	2,024,071
Software — 2.89%
Donnelley Financial Solutions, Inc.*	62,402	1,736,648
Slack Technologies, Inc. - A2,*	72,659	2,952,135
		4,688,783
Telecommunications — 2.20%
HC2 Holdings, Inc.2,*	334,583	1,318,257
Telephone and Data Systems, Inc.	98,254	2,255,912
		3,574,169
Transportation — 2.00%
XPO Logistics, Inc.*	26,288	3,241,310
Total COMMON STOCKS (Cost $82,255,124)		95,832,671
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 5.08%
Healthcare - Services — 3.49%
Invitae Corp. *		5,669,141
	Shares, Principal Amount, or Number of Contracts	Value
Holding Companies - Diversified — 1.59%
CM Life Sciences, Inc. - A *		$997,630
CM Life Sciences II, Inc. *,^		1,572,620
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $4,486,001)		8,239,391
CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B*,^	25,000	0
General Motors Corp. Senior Convertible Preferred Escrow - C*,^	162,750	0
Total CONVERTIBLE PREFERRED STOCKS (Cost $0)		0
MASTER LIMITED PARTNERSHIPS — 1.07%
Trucking & Leasing — 1.07%
Fortress Transportation and Infrastructure Investors LLC	61,924	1,745,638
Total MASTER LIMITED PARTNERSHIPS (Cost $1,152,924)		1,745,638
PREFERRED STOCKS — 1.94%
Retail — 1.56%
Qurate Retail, Inc. 8.00%, 3/15/31[7]	25,000	2,541,250
Telecommunications — 0.38%
Telephone and Data Systems, Inc.*	22,999	611,084
Total PREFERRED STOCKS (Cost $3,073,651)		3,152,334
PRIVATE PREFERRED STOCKS — 1.82%
Biotechnology — 1.82%
Elevation Oncology, Inc., Series A Shares*,^	1,550,000	2,960,500
Total PRIVATE PREFERRED STOCKS (Cost $1,550,000)		2,960,500
WARRANTS — 0.31%
Class Acceleration Corp., Exp 3/31/28, Strike $11.50*	44,580	27,644
Deep Lake Capital Acquisition Corp., Exp 12/31/27, Strike $11.50*	10,795	7,449
ION Acquisition Corp. 1 Ltd., Exp 10/5/27, Strike $11.50*	7,026	15,948

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Jack Creek Investment Corp., Exp 12/31/27, Strike $11.50*	132,997	$70,502
L&F Acquisition Corp., Exp 5/23/27, Strike $11.50*	65,250	43,718
Montes Archimedes Acquisition Corp., Exp 12/31/25, Strike $11.50*	117,200	99,620
Senior Connect Acquisition Corp., Exp 12/31/27, Strike $11.50*	62,919	44,704
Tekkorp Digital Acquisition Corp., Exp 10/26/27, Strike $11.50*	59,550	56,572
Thayer Ventures Acquisition Corp., Exp 1/1/30, Strike $11.50*	35,733	21,440
TS Innovation Acquisitions Corp., Exp 12/31/26, Strike $11.50*	44,020	88,920
X4 Pharmaceuticals, Inc., Exp 4/12/24, Strike $13.20*	5,547	8,321
Z-Work Acquisition Corp., Exp 1/3/26, Strike $11.50*	22,553	16,238
Total WARRANTS (Cost $0)		501,076
SHORT TERM INVESTMENTS — 10.22%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%[8] (Cost $16,592,909)	16,592,909	16,592,909

TOTAL INVESTMENTS (Cost $136,172,784)	96.96%	$157,396,868
Other Assets In Excess of Liabilities	3.04%	4,927,379
Net Assets	100.00%	$162,324,247
INVESTMENT SECURITIES SOLD SHORT — (17.53)%
COMMON STOCKS — (2.00)%
Pharmaceuticals — (1.24)%
AstraZeneca PLC - SP ADR[6]	(40,486)	(2,012,964)
Software — (0.73)%
salesforce.com, Inc.*	(5,629)	(1,192,616)
Telecommunications — (0.03)%
Cincinnati Bell, Inc.*	(3,000)	(46,050)
Total COMMON STOCKS (Proceeds $3,422,340)		(3,251,630)
EXCHANGE-TRADED FUNDS — (15.53)%
ARK Genomic Revolution ETF	(35,461)	(3,146,454)
iShares Nasdaq Biotechnology ETF	(28,860)	(4,345,162)
	Shares, Principal Amount, or Number of Contracts	Value
SPDR S&P Biotech ETF	(130,614)	$(17,717,789)
Total EXCHANGE-TRADED FUNDS (Proceeds $24,254,890)		(25,209,405)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $27,677,230)	(17.53)%	$(28,461,035)

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
USD LIBOR	U.S. Dollar London Interbank Offered Rate.

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $20,632,545, which represents 13% of Net Assets.
[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of March 31, 2021.
[5]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[6]	Foreign security denominated and traded in U.S. dollars.
[7]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[8]	7 day current yield as of March 31, 2021, is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of March 31, 2021:
Assets	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$29,648,448	$29,648,448	$—	$—
Europe	210,831,252	210,831,252	—	—
Far East	1,690,930,979	1,690,930,979	—	—
North America	205,070,596	205,070,596	—	—
South America	126,944,950	126,944,950	—	—
Short Term Investments	111,890,645	111,890,645	—	—
Total	$2,375,316,870	$2,375,316,870	$—	$—
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of March 31, 2021:
Assets	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$486,446	$486,446	$—	$—
Europe	6,402,551	6,402,551	—	—
Far East
China	23,116,150	23,116,150	—	—
India	17,756,852	17,756,852	—	—
Indonesia	496,817	496,817	—	—
Kazakhstan	2,579,321	2,579,321	—	—
Malaysia	638,745	638,745	—	—
South Korea	7,425,533	7,425,533	—	—
Taiwan	13,216,478	13,216,478	—	—
Thailand	1,394,853	1,394,853	—	—
Vietnam	4,365,392	—	4,365,392	—
North America	4,038,321	4,038,321	—	—
South America	6,786,513	6,786,513	—	—
Preferred Stocks
South America	2,174,463	2,174,463	—	—
Short Term Investments	4,455,093	4,455,093	—	—
Total	$95,333,528	$90,968,136	$4,365,392	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of March 31, 2021:
Assets	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$50,371,678	$50,371,678	$—	$—
Preferred Stocks	571,075	571,075	—	—
Short Term Investments	1,643,429	1,643,429	—	—
Sovereign Bonds	8,160,775	—	8,160,775	—
Total	$60,746,957	$52,586,182	$8,160,775	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of March 31, 2021:
Assets	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$190,499,109	$190,499,109	$—	$—
Far East	59,783,637	59,783,637	—	—
Middle East	1,754,820	1,754,820	—	—
North America	24,220,887	24,220,887	—	—
South America	6,492,060	6,492,060	—	—
Short Term Investments	7,935,789	7,935,789	—	—
Total	$290,686,302	$290,686,302	$—	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of March 31, 2021:
Assets*	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$370,204,258	$370,204,258	$—	$—
Short Term Investments	345,107	345,107	—	—
Total	$370,549,365	$370,549,365	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of March 31, 2021:
Assets*	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$396,214,005	$396,214,005	$—	$—
Short Term Investments	1,960,367	1,960,367	—	—
Total	$398,174,372	$398,174,372	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of March 31, 2021:
Assets*	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$20,861,066	$20,861,066	$—	$—
Short Term Investments	152,964	152,964	—	—
Total	$21,014,030	$21,014,030	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2021:
Assets*	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$95,832,671	$95,183,135	$649,536	$—
Convertible Corporate Bonds	2,216,608	—	2,216,608	—
Convertible Preferred Stocks	0	—	—	0
Corporate Bonds	26,155,741	—	26,155,741	—
Master Limited Partnerships	1,745,638	1,745,638	—	—
Preferred Stocks	3,152,334	3,152,334	—	—
Private Investment in Public Equity (PIPES)	8,239,391	6,666,771	—	1,572,620
Private Preferred Stocks	2,960,500	—	—	2,960,500
Short Term Investments	16,592,909	16,592,909	—	—
Warrants	501,076	492,755	8,321	—
Total	$157,396,868	$123,833,542	$29,030,206	$4,533,120

Liabilities*
Common Stocks Sold Short	$(3,251,630)	$(3,251,630)	$—	$—
Exchange-Traded Funds Sold Short	(25,209,405)	(25,209,405)	—	—
Total	$(28,461,035)	$(28,461,035)	$—	$—

* See Schedule of Investments for industry breakout.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2020	$2,960,500
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	1,572,620
Sales	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2021	$4,533,120

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

As of March 31, 2021, the Event Driven Fund held Level 3 investments in CM Life Sciences II, Inc. common stock, General Motors Corp. senior convertible preferred stock and Elevation Oncology, Inc. private preferred stock, valued in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. The Level 3 shares of CM Life Sciences II, Inc. did not include warrants attached to the publicly traded stock. The share price of the CM Life Sciences II, Inc. shares were thus adjusted to reflect the removal of the value of such warrants. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0. The Elevation Oncology, Inc. private preferred stock was valued using a market approach as adjusted based on a recent round of financing for the Series B Preferred Shares of Elevation Oncology, Inc. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2021:
Financial Assets	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range
Convertible Preferred Stocks	$0	Cash available in relation to claim	Estimated recovery	—
Private Investment in Public Equity (PIPES)	$1,572,620	Market approach	Intrinsic value	$11.95
Private Preferred Stocks	$2,960,500	Market approach	Transaction price	$1.91
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2021, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Recent Accounting Pronouncements
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
In October 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020-08, "Codification Improvements to Subtopic 310-20, Receivables - Nonrefundable Fees and Other Costs". This ASU amends FASB ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchase callable debt securities held at a premium. ASU 2020-08 addresses premium amortization for callable debt securities with multiple call dates, clarifying that an entity should reevaluate whether a callable debt security purchased at a premium is in scope for each reporting period. ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and should be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased debt securities. At this time, management is still evaluating the implications of these changes on the financial statements.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2021, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At December 31, 2021, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2021, through March 31, 2021, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; and 3) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2021, through March 31, 2021, the Event Driven Fund primarily utilized: 1) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in

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addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk

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of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. Other than as presented below, there are no subsequent events that require recognition or disclosure in the financial statements.
As was previously disclosed in the Funds’ registration statement, an interim advisory agreement (“Interim Advisory Agreement”) had been put in place with the Funds’ investment adviser (the “Adviser”) on March 9, 2021 (the “Effective Date”) following a technical change in control which was caused by the death of the Adviser’s Chairman and controlling owner. Unless the Interim Advisory Agreement is permissibly extended, it will terminate upon the earlier of: (a) 150 calendar days after the Effective Date (that is, August 6, 2021); or (b) the approval of a new investment advisory agreement by the shareholders of the Funds. On April 29, 2021, the Board of Trustees of the Driehaus Mutual Funds unanimously approved a new advisory agreement (the “New Agreement”) and approved its submission to shareholders for their vote for or against the proposal.